Document and Entity Information	May 26, 2022
Document And Entity Information [Line Items]
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Amendment Flag	false
Entity Central Index Key	0001819253
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	biote Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line Two	#100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(844)
Local Phone Number	604-1246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BTMDW
Security Exchange Name	NASDAQ